Annual Total Returns - Fidelity Advisor Mortgage Securities Fund [BarChart] - 08.31 Fidelity Advisor Mortgage Securities Fund Retail PRO-07 - Fidelity Advisor Mortgage Securities Fund - Fidelity Mortgage Securities Fund
Oct. 30, 2021
Bar Chart Table:
Annual Return 2011	6.51%
Annual Return 2012	4.24%
Annual Return 2013	(1.80%)
Annual Return 2014	6.34%
Annual Return 2015	1.47%
Annual Return 2016	1.86%
Annual Return 2017	2.34%
Annual Return 2018	0.78%
Annual Return 2019	6.41%
Annual Return 2020	4.40%